Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)			1 Months Ended	12 Months Ended
	May 02, 2018	Apr. 30, 2018	Sep. 01, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 13, 2016
Summary of Significant Accounting Policies [Line Items]
Cost method investment				$ 1,631,892	$ 1,714,058	$ 1,542,454
Equity method investment				778,721	817,223	1,019,009
Impairment losses on long-lived assets						491,284
Goodwill impairment losses						6,659,691
Impairment loss on indefinite intangible assets					291,817	619,865
VAT tax rate	16.00%	17.00%	6.00%
Business taxes and related surcharges				$ 349,270	262,117		$ 678,594
VAT payable subscription-based revenue, percentage				3.00%
VAT refunds				$ 189,335	348,165	271,885
Cash and cash equivalents				4,271,342	15,237,326	46,295,841
Advertising expenses, total				540,574	1,014,481	5,192,126
Commissions paid, total				$ 11,110,741	$ 13,976,505	$ 8,903,424
Uncertain income tax position				50.00%
Revenue | Customer Concentration Risk
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				10.00%	10.00%	10.00%
Minimum
Summary of Significant Accounting Policies [Line Items]
Business tax on services provided				3.00%
Maximum
Summary of Significant Accounting Policies [Line Items]
Business tax on services provided				5.00%